CONCENTRATIONS	12 Months Ended
Oct. 31, 2024
CONCENTRATIONS
CONCENTRATIONS

NOTE 18 – CONCENTRATIONS

Concentrations of Credit Risk

Balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (approximately $70,000) per bank. Any balance over RMB 500,000 per bank in PRC will not be covered. At October 31, 2024, cash and restricted cash balances held in the PRC are approximately $908,000, of which, approximately $761,000 were not covered by such limited insurance, respectively. The Company has not experienced any losses in accounts held in PRC’s financial institutions and believes it is not exposed to any risks on its cash and restricted cash held in the PRC’s financial institutions.

We believe that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Peak is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of Hong Kong Dollar (“HKD”) 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. At October 31, 2024, cash balance of approximately $88,000 was maintained at financial institutions in Hong Kong, of which, approximately $14,000 was not insured by the Hong Kong Deposit Protection Board.

Insurance Carriers

The following table sets forth information as to each insurance carrier that accounted for 10% or more of the Company’s revenue for the years ended October 31, 2024, 2023 and 2022.

	For the Years Ended October 31,
Carrier	2024	2023	2022
A	52%	*	*
B	14%	*	*
C	13%	*	*
D	*	32%	*
E	*	28%	*
F	*	10%	*
G	*	*	21%
H	*	*	13%

*Less than 10%

Three insurance carriers, whose outstanding receivables accounted for 10% or more of the Company’s total outstanding accounts receivable at October 31, 2024, accounted for 99.9% of the Company’s total outstanding accounts receivable at October 31, 2024.

Two insurance carriers, whose outstanding receivables accounted for 10% or more of the Company’s total outstanding accounts receivable at October 31, 2023, accounted for 89.4% of the Company’s total outstanding accounts receivable at October 31, 2023.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the years ended October 31, 2024, 2023 and 2022.